STOCKHOLDERS' DEFICIT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Mar. 31, 2020
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, authorized	100,000,000	100,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, issued	865,564,371	177,629,939	873,064,371	865,564,371
Common stock, outstanding	865,564,371	177,629,939	873,064,371	865,564,371
Derivative liabilities	$ 35,703	$ 5,265,436
Stock-based compensation related to the stock options	$ 0	$ 0
Series A Preferred Stock
Preferred stock, par value			$ 1,000,000
Preferred stock, authorized	1,000,000	1,000,000	1,000,000
Preferred stock, issued	1,000,000	1,000,000	1,000,000
Preferred stock, outstanding	1,000,000	1,000,000
Series B Preferred Stock
Preferred stock, par value			$ 3,000,000
Preferred stock, authorized	3,000,000	3,000,000	2,588,693
Preferred stock, issued	2,588,693	2,588,693	2,588,693
Preferred stock, outstanding	2,588,693	2,588,693
Series C Preferred Stock
Preferred stock, par value			$ 3,000,000
Preferred stock, authorized	3,000,000	3,000,000	0
Preferred stock, issued	0	0	0
Preferred stock, outstanding	0	0
Series D Preferred Stock
Preferred stock, par value			$ 10,000,000
Preferred stock, authorized	20,000,000	20,000,000	30,749
Preferred stock, issued	0	0	30,749
Preferred stock, outstanding	0	0